Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Cash	$27,194	$—	$—	$27,194
Mutual funds	136,578,705	—	—	136,578,705
FB Financial Corporation common stock	1,232,546	—	—	1,232,546
	$137,838,445	$—	$—	$137,838,445

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Cash	$28,069	$—	$—	$28,069
Mutual funds	110,103,346	—	—	110,103,346
FB Financial Corporation common stock	1,035,290	—	—	1,035,290
	$111,166,705	$—	$—	$111,166,705